FRANKLIN TEMPLETON ETF TRUST

One Franklin Parkway

San Mateo, California 94403-1906

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

One Franklin Parkway

San Mateo, California 94403-1906

September 7, 2018

Via EDGAR Transmission

Ms. Marianne Dobelbower

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

         Re:    Franklin Templeton ETF Trust (the “Registrant”)

            Registration Statement on Form N-1A

            (File Numbers: 811-23124 and 333-208873)

Request for Acceleration

Dear Ms. Dobelbower:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR please find enclosed Post-Effective Amendment Nos. 39/43 to the Registration Statement on Form N-1A of the Registrant (the “Amendment”).  The Amendment is being submitted to (i) respond to comments conveyed by the Registrant’s examiner concerning the Post-Effective Amendment filed pursuant to Rule 485(a) under the 1933 Act on July 20, 2018 to register shares of a new series of the Registrant, designated as the Franklin FTSE Saudi Arabia ETF (the “Fund”); and (ii) make certain non-material changes.

This Amendment relates solely to the shares of the Fund, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

On behalf of the Registrant and its principal underwriter, Franklin Templeton Distributors, Inc., pursuant to the requirements of Rule 461 under the 1933 Act, we respectfully request that the effectiveness of the Amendment be accelerated to Friday, September 7, 2018, or as soon as practicable thereafter.  It is our understanding that Ms. Dobelbower has previously discussed the possible acceleration of the Amendment with J. Stephen Feinour, Jr. of Stradley Ronon Stevens & Young, LLP.

Thank you for your prompt attention to the request for acceleration.  Please contact J. Stephen Feinour, Jr. at (215) 564-8521 if you have any questions or need further information.

/s/Navis J. Tofigh                                                         /s/Steven J. Gray

Navid J. Tofigh                                                            Steven J. Gray

Vice President and Secretary                                         Vice President and Assistant Secretary

Franklin Templeton ETF Trust                                      Franklin Templeton Distributors, Inc.

cc:           J. Stephen Feinour Jr., Esq.